SCHEDULE OF RECONCILIATION OF BASIC AND DILUTED NET INCOME (LOSS) PER SHARE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income (loss) per common share - basic:
Net income (loss)	$ 6,254,790	$ (42,781,958)
Less: deemed dividends	(2,650,217)	(19,223,242)
Net income (loss) attributable to common shareholders – basic	$ 3,604,573	$ (62,005,200)
Weighted average common shares outstanding – basic	2,341,907,998	751,822,976
Net income (loss) per common share – basic	$ 0.00	$ (0.08)
Income (loss) per common share - diluted:
Add: Preferred Series E and G dividends	$ 2,650,217
Numerator for income (loss) per common share – diluted	6,254,790	(62,005,200)
Add: dilutive shares related to:
Warrants	701,720,958
Series B preferred stock	700,000
Series E preferred stock	68,841,070
Series G preferred stock	$ 615,000,000
Weighted average common shares outstanding – diluted	3,728,170,026	751,822,976
Net income (loss) per common share – diluted	$ 0.00	$ (0.08)